UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07059

T. Rowe Price Blue Chip Growth Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Blue Chip Growth Fund

Investor Class (TRBCX)

This annual shareholder report contains important information about Blue Chip Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - Investor Class	$77	0.70%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was Oracle. After surging toward the end of the third quarter due to a robust improvement in its outlook, shares of Oracle gave back those gains—and more—amid multiple investor concerns, including customer concentration, elevated capital expenditures, funding sources, and cash flow. Our position in ServiceNow also hurt returns as shares fell on investor worries regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,452	10,097	10,074
2016	9,427	10,362	10,136
2016	10,135	10,818	10,600
2016	10,098	11,274	10,708
2017	11,150	11,921	11,662
2017	12,053	12,280	12,206
2017	12,887	12,842	12,926
2017	13,789	13,656	13,943
2018	14,576	13,568	14,140
2018	15,407	14,095	14,954
2018	16,398	15,099	16,325
2018	14,066	12,940	13,732
2019	16,340	14,757	15,943
2019	17,000	15,361	16,682
2019	16,722	15,540	16,930
2019	18,282	16,954	18,729
2020	15,878	13,410	16,088
2020	20,293	16,364	20,567
2020	22,771	17,871	23,285
2020	24,631	20,495	25,938
2021	24,743	21,796	26,182
2021	27,722	23,592	29,307
2021	27,839	23,568	29,646
2021	28,991	25,754	33,096
2022	25,391	24,395	30,103
2022	19,041	20,321	23,805
2022	18,143	19,413	22,949
2022	17,800	20,808	23,453
2023	20,720	22,302	26,822
2023	24,032	24,172	30,258
2023	23,343	23,386	29,310
2023	26,587	26,209	33,462
2024	30,322	28,835	37,281
2024	33,201	29,762	40,388
2024	34,078	31,616	41,677
2024	36,060	32,448	44,623
2025	32,761	30,916	40,175
2025	38,871	34,314	47,342
2025	41,968	37,120	52,318
2025	42,832	38,012	52,906

202501-4140694, 202601-5112150

F93-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Investor Class)	18.78%	11.70%	15.66%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$68,685,502
  Number of Portfolio Holdings74
  Investment Advisory Fees Paid (000s)$352,007
  Portfolio Turnover Rate18.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	48.7%
Consumer Discretionary	16.4
Communication Services	14.7
Financials	7.9
Health Care	6.8
Industrials & Business Services	3.2
Consumer Staples	0.7
Materials	0.6
Utilities	0.5
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.1%
Microsoft	11.8
Apple	9.0
Alphabet	7.1
Amazon.com	6.4
Broadcom	4.9
Meta Platforms	4.8
Carvana	4.3
Eli Lilly	3.1
Tesla	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Blue Chip Growth Fund

Investor Class (TRBCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Blue Chip Growth Fund

Advisor Class (PABGX)

This annual shareholder report contains important information about Blue Chip Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - Advisor Class	$105	0.96%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was Oracle. After surging toward the end of the third quarter due to a robust improvement in its outlook, shares of Oracle gave back those gains—and more—amid multiple investor concerns, including customer concentration, elevated capital expenditures, funding sources, and cash flow. Our position in ServiceNow also hurt returns as shares fell on investor worries regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,444	10,097	10,074
2016	9,413	10,362	10,136
2016	10,115	10,818	10,600
2016	10,072	11,274	10,708
2017	11,111	11,921	11,662
2017	12,003	12,280	12,206
2017	12,825	12,842	12,926
2017	13,714	13,656	13,943
2018	14,487	13,568	14,140
2018	15,303	14,095	14,954
2018	16,276	15,099	16,325
2018	13,951	12,940	13,732
2019	16,195	14,757	15,943
2019	16,839	15,361	16,682
2019	16,553	15,540	16,930
2019	18,084	16,954	18,729
2020	15,695	13,410	16,088
2020	20,047	16,364	20,567
2020	22,478	17,871	23,285
2020	24,298	20,495	25,938
2021	24,392	21,796	26,182
2021	27,311	23,592	29,307
2021	27,408	23,568	29,646
2021	28,522	25,754	33,096
2022	24,964	24,395	30,103
2022	18,709	20,321	23,805
2022	17,814	19,413	22,949
2022	17,469	20,808	23,453
2023	20,323	22,302	26,822
2023	23,556	24,172	30,258
2023	22,864	23,386	29,310
2023	26,024	26,209	33,462
2024	29,661	28,835	37,281
2024	32,458	29,762	40,388
2024	33,293	31,616	41,677
2024	35,204	32,448	44,623
2025	31,964	30,916	40,175
2025	37,901	34,314	47,342
2025	40,892	37,120	52,318
2025	41,706	38,012	52,906

202501-4140694, 202601-5112150

F293-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Advisor Class)	18.47%	11.41%	15.35%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$68,685,502
  Number of Portfolio Holdings74
  Investment Advisory Fees Paid (000s)$352,007
  Portfolio Turnover Rate18.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	48.7%
Consumer Discretionary	16.4
Communication Services	14.7
Financials	7.9
Health Care	6.8
Industrials & Business Services	3.2
Consumer Staples	0.7
Materials	0.6
Utilities	0.5
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.1%
Microsoft	11.8
Apple	9.0
Alphabet	7.1
Amazon.com	6.4
Broadcom	4.9
Meta Platforms	4.8
Carvana	4.3
Eli Lilly	3.1
Tesla	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Blue Chip Growth Fund

Advisor Class (PABGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Blue Chip Growth Fund

R Class (RRBGX)

This annual shareholder report contains important information about Blue Chip Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - R Class	$132	1.21%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was Oracle. After surging toward the end of the third quarter due to a robust improvement in its outlook, shares of Oracle gave back those gains—and more—amid multiple investor concerns, including customer concentration, elevated capital expenditures, funding sources, and cash flow. Our position in ServiceNow also hurt returns as shares fell on investor worries regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,438	10,097	10,074
2016	9,402	10,362	10,136
2016	10,095	10,818	10,600
2016	10,045	11,274	10,708
2017	11,075	11,921	11,662
2017	11,956	12,280	12,206
2017	12,767	12,842	12,926
2017	13,643	13,656	13,943
2018	14,403	13,568	14,140
2018	15,205	14,095	14,954
2018	16,161	15,099	16,325
2018	13,843	12,940	13,732
2019	16,061	14,757	15,943
2019	16,688	15,361	16,682
2019	16,393	15,540	16,930
2019	17,897	16,954	18,729
2020	15,523	13,410	16,088
2020	19,815	16,364	20,567
2020	22,203	17,871	23,285
2020	23,986	20,495	25,938
2021	24,062	21,796	26,182
2021	26,926	23,592	29,307
2021	27,003	23,568	29,646
2021	28,082	25,754	33,096
2022	24,564	24,395	30,103
2022	18,396	20,321	23,805
2022	17,507	19,413	22,949
2022	17,154	20,808	23,453
2023	19,945	22,302	26,822
2023	23,103	24,172	30,258
2023	22,410	23,386	29,310
2023	25,491	26,209	33,462
2024	29,038	28,835	37,281
2024	31,751	29,762	40,388
2024	32,547	31,616	41,677
2024	34,393	32,448	44,623
2025	31,206	30,916	40,175
2025	36,978	34,314	47,342
2025	39,872	37,120	52,318
2025	40,640	38,012	52,906

202501-4140694, 202601-5112150

F493-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Fund (R Class)	18.16%	11.12%	15.05%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$68,685,502
  Number of Portfolio Holdings74
  Investment Advisory Fees Paid (000s)$352,007
  Portfolio Turnover Rate18.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	48.7%
Consumer Discretionary	16.4
Communication Services	14.7
Financials	7.9
Health Care	6.8
Industrials & Business Services	3.2
Consumer Staples	0.7
Materials	0.6
Utilities	0.5
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.1%
Microsoft	11.8
Apple	9.0
Alphabet	7.1
Amazon.com	6.4
Broadcom	4.9
Meta Platforms	4.8
Carvana	4.3
Eli Lilly	3.1
Tesla	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Blue Chip Growth Fund

R Class (RRBGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Blue Chip Growth Fund

I Class (TBCIX)

This annual shareholder report contains important information about Blue Chip Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - I Class	$62	0.57%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was Oracle. After surging toward the end of the third quarter due to a robust improvement in its outlook, shares of Oracle gave back those gains—and more—amid multiple investor concerns, including customer concentration, elevated capital expenditures, funding sources, and cash flow. Our position in ServiceNow also hurt returns as shares fell on investor worries regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	472,713	504,841	503,709
2016	471,746	518,121	506,804
2016	507,322	540,907	530,021
2016	505,675	563,676	535,382
2017	558,457	596,049	583,078
2017	603,858	614,023	610,309
2017	645,846	642,092	646,311
2017	691,313	682,784	697,135
2018	730,999	678,383	707,001
2018	772,910	704,764	747,699
2018	822,858	754,971	816,267
2018	706,096	646,994	686,582
2019	820,473	737,854	797,131
2019	853,897	768,069	834,116
2019	840,233	776,999	846,524
2019	918,869	847,685	936,427
2020	798,317	670,521	804,396
2020	1,020,596	818,221	1,028,327
2020	1,145,578	893,559	1,164,243
2020	1,239,591	1,024,747	1,296,886
2021	1,245,569	1,089,787	1,309,103
2021	1,395,978	1,179,583	1,465,339
2021	1,402,329	1,178,384	1,482,283
2021	1,460,802	1,287,709	1,654,782
2022	1,279,913	1,219,738	1,505,170
2022	960,181	1,016,027	1,190,246
2022	915,184	970,666	1,147,438
2022	898,220	1,040,379	1,172,630
2023	1,045,935	1,115,082	1,341,084
2023	1,213,444	1,208,602	1,512,880
2023	1,178,957	1,169,276	1,465,522
2023	1,343,310	1,310,429	1,673,086
2024	1,532,438	1,441,725	1,864,060
2024	1,678,444	1,488,091	2,019,425
2024	1,723,445	1,580,787	2,083,828
2024	1,824,080	1,622,413	2,231,165
2025	1,657,821	1,545,804	2,008,770
2025	1,967,756	1,715,707	2,367,105
2025	2,125,157	1,855,986	2,615,886
2025	2,169,560	1,900,583	2,645,278

202501-4140694, 202601-5112150

F429-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Fund (I Class)	18.94%	11.85%	15.81%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$68,685,502
  Number of Portfolio Holdings74
  Investment Advisory Fees Paid (000s)$352,007
  Portfolio Turnover Rate18.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	48.7%
Consumer Discretionary	16.4
Communication Services	14.7
Financials	7.9
Health Care	6.8
Industrials & Business Services	3.2
Consumer Staples	0.7
Materials	0.6
Utilities	0.5
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.1%
Microsoft	11.8
Apple	9.0
Alphabet	7.1
Amazon.com	6.4
Broadcom	4.9
Meta Platforms	4.8
Carvana	4.3
Eli Lilly	3.1
Tesla	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Blue Chip Growth Fund

I Class (TBCIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Blue Chip Growth Fund

Z Class (TRZBX)

This annual shareholder report contains important information about Blue Chip Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was Oracle. After surging toward the end of the third quarter due to a robust improvement in its outlook, shares of Oracle gave back those gains—and more—amid multiple investor concerns, including customer concentration, elevated capital expenditures, funding sources, and cash flow. Our position in ServiceNow also hurt returns as shares fell on investor worries regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows.

  The fund seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the fund.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
3/31/21	9,779	10,168	9,937
6/30/21	10,976	11,006	11,122
9/30/21	11,041	10,994	11,251
12/31/21	11,518	12,014	12,560
3/31/22	10,106	11,380	11,425
6/30/22	7,592	9,480	9,034
9/30/22	7,246	9,056	8,709
12/31/22	7,123	9,707	8,901
3/31/23	8,305	10,404	10,179
6/30/23	9,650	11,276	11,483
9/30/23	9,389	10,909	11,124
12/31/23	10,713	12,226	12,699
3/31/24	12,238	13,451	14,149
6/30/24	13,424	13,884	15,328
9/30/24	13,804	14,749	15,817
12/31/24	14,631	15,137	16,935
3/31/25	13,316	14,422	15,247
6/30/25	15,827	16,008	17,967
9/30/25	17,117	17,316	19,856
12/31/25	17,501	17,733	20,079

202501-4140694, 202601-5112150

F1404-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Blue Chip Growth Fund (Z Class)	19.62%	12.22%
Russell 3000 Index (Regulatory Benchmark)	17.15	12.52
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.44

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$68,685,502
  Number of Portfolio Holdings74
  Investment Advisory Fees Paid (000s)$352,007
  Portfolio Turnover Rate18.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	48.7%
Consumer Discretionary	16.4
Communication Services	14.7
Financials	7.9
Health Care	6.8
Industrials & Business Services	3.2
Consumer Staples	0.7
Materials	0.6
Utilities	0.5
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.1%
Microsoft	11.8
Apple	9.0
Alphabet	7.1
Amazon.com	6.4
Broadcom	4.9
Meta Platforms	4.8
Carvana	4.3
Eli Lilly	3.1
Tesla	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Blue Chip Growth Fund

Z Class (TRZBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRBCX Blue Chip Growth Fund
PABGX Blue Chip Growth Fund–
.
Advisor Class
RRBGX Blue Chip Growth Fund–
.
R Class
TBCIX Blue Chip Growth Fund–
.
I Class
TRZBX Blue Chip Growth Fund–
.
Z Class

T. ROWE PRICE Blue Chip Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 186.26 $ 149.34 $ 103.51 $ 177.82 $ 165.52
Investment activities
Net investment loss
(1)(2)
(0.35) (0.21) (0.11) (0.28) (0.65)
Net realized and unrealized
gain/loss 35.44 54.04 51.15 (67.96) 29.63
Total from investment
activities 35.09 53.83 51.04 (68.24) 28.98
Distributions
Net realized gain (11.03) (16.91) (5.21) (6.07) (16.68)
NET ASSET VALUE
End of period $ 210.32 $ 186.26 $ 149.34 $ 103.51 $ 177.82
Ratios/Supplemental Data
Total return
(2)(3)
18.78% 35.63% 49.36% (38.60)% 17.70%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.70% 0.69% 0.70% 0.71% 0.69%
Net expenses after
waivers/payments by Price
Associates 0.70% 0.69% 0.70% 0.71% 0.69%
Net investment loss (0.18)% (0.12)% (0.09)% (0.21)% (0.36)%
Portfolio turnover rate 18.3% 15.7% 9.8% 10.5% 39.1%
Net assets, end of period (in
millions) $34,139 $32,167 $28,311 $24,442 $59,295
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Blue Chip Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 180.03 $ 144.78 $ 100.72 $ 173.70 $ 162.01
Investment activities
Net investment loss
(1)(2)
(0.83) (0.66) (0.42) (0.61) (1.12)
Net realized and unrealized
gain/loss 34.19 52.33 49.69 (66.30) 28.98
Total from investment
activities 33.36 51.67 49.27 (66.91) 27.86
Distributions
Net realized gain (11.03) (16.42) (5.21) (6.07) (16.17)
NET ASSET VALUE
End of period $ 202.36 $ 180.03 $ 144.78 $ 100.72 $ 173.70
Ratios/Supplemental Data
Total return
(2)(3)
18.47% 35.27% 48.97% (38.75)% 17.39%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.96% 0.95% 0.96% 0.97% 0.95%
Net expenses after
waivers/payments by Price
Associates 0.96% 0.95% 0.96% 0.97% 0.95%
Net investment loss (0.44)% (0.38)% (0.33)% (0.47)% (0.63)%
Portfolio turnover rate 18.3% 15.7% 9.8% 10.5% 39.1%
Net assets, end of period (in
millions) $1,204 $1,216 $1,121 $1,342 $3,194
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Blue Chip Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 167.91 $ 135.98 $ 95.05 $ 164.88 $ 154.78
Investment activities
Net investment loss
(1)(2)
(1.23) (1.04) (0.72) (0.87) (1.51)
Net realized and unrealized
gain/loss 31.84 49.12 46.86 (62.89) 27.64
Total from investment
activities 30.61 48.08 46.14 (63.76) 26.13
Distributions
Net realized gain (11.03) (16.15) (5.21) (6.07) (16.03)
NET ASSET VALUE
End of period $ 187.49 $ 167.91 $ 135.98 $ 95.05 $ 164.88
Ratios/Supplemental Data
Total return
(2)(3)
18.16% 34.92% 48.60% (38.91)% 17.08%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.21% 1.21% 1.22% 1.23% 1.22%
Net expenses after
waivers/payments by Price
Associates 1.21% 1.21% 1.22% 1.23% 1.22%
Net investment loss (0.69)% (0.64)% (0.60)% (0.72)% (0.89)%
Portfolio turnover rate 18.3% 15.7% 9.8% 10.5% 39.1%
Net assets, end of period (in
millions) $765 $821 $727 $629 $1,150
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Blue Chip Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 187.39 $ 150.15 $ 103.92 $ 178.23 $ 165.90
Investment activities
Net investment income
(loss)
(1)(2)
(0.09) 0.01 0.06 (0.08) (0.43)
Net realized and unrealized
gain/loss 35.69 54.36 51.38 (68.16) 29.71
Total from investment
activities 35.60 54.37 51.44 (68.24) 29.28
Distributions
Net realized gain (11.03) (17.13) (5.21) (6.07) (16.95)
NET ASSET VALUE
End of period $ 211.96 $ 187.39 $ 150.15 $ 103.92 $ 178.23
Ratios/Supplemental Data
Total return
(2)(3)
18.94% 35.79% 49.55% (38.51)% 17.85%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.57% 0.57% 0.58% 0.57% 0.56%
Net expenses after
waivers/payments by Price
Associates 0.57% 0.57% 0.58% 0.57% 0.56%
Net investment income (loss) (0.04)% 0.01% 0.04% (0.06)% (0.23)%
Portfolio turnover rate 18.3% 15.7% 9.8% 10.5% 39.1%
Net assets, end of period (in
millions) $32,071 $29,451 $24,491 $23,365 $38,145
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Blue Chip Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 189.39 $ 151.47 $ 104.21 $ 177.68 $ 170.14
Investment activities
Net investment income
(2)(3)
1.05 1.05 0.81 0.66 0.51
Net realized and unrealized
gain/loss 36.21 55.00 51.66 (68.06) 24.96
Total from investment
activities 37.26 56.05 52.47 (67.40) 25.47
Distributions
Net realized gain (11.03) (18.13) (5.21) (6.07) (17.93)
NET ASSET VALUE
End of period $ 215.62 $ 189.39 $ 151.47 $ 104.21 $ 177.68
Ratios/Supplemental Data
Total return
(3)(4)
19.62% 36.57% 50.40% (38.16)% 15.17%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.55% 0.55% 0.56% 0.56% 0.56%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 0.52% 0.57% 0.61% 0.51% 0.32%
(5)
Portfolio turnover rate 18.3% 15.7% 9.8% 10.5% 39.1%
Net assets, end of period (in
thousands) $506,180 $499,263 $409,177 $317,905 $463,935
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Blue Chip Growth Fund
December 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.8%
COMMUNICATION SERVICES  14.7%
Entertainment  2.0%
Netflix (1) 14,490,614 1,358,640
1,358,640
Interactive Media & Services  11.9%
Alphabet, Class A  3,326,706 1,041,259
Alphabet, Class C  12,309,538 3,862,733
Meta Platforms, Class A  4,993,161 3,295,936
8,199,928
Wireless Telecommunication Services  0.8%
T-Mobile U.S.  2,855,533 579,787
579,787
Total Communication Services 10,138,355
CONSUMER DISCRETIONARY  16.4%
Automobiles  2.9%
Tesla (1) 4,468,759 2,009,690
2,009,690
Broadline Retail  6.8%
Amazon.com (1) 19,034,641 4,393,576
Sea, ADR (1) 2,375,901 303,094
4,696,670
Hotels, Restaurants & Leisure  1.8%
Booking Holdings  117,337 628,378
Chipotle Mexican Grill (1) 7,973,444 295,018
DoorDash, Class A (1) 1,361,309 308,309
1,231,705
Specialty Retail  4.9%
Carvana (1) 6,576,231 2,775,301
Ross Stores  1,591,013 286,605
TJX  2,076,926 319,037
3,380,943
Total Consumer Discretionary 11,319,008
CONSUMER STAPLES  0.7%
Food Products  0.2%
Mondelez International, Class A  1,925,217 103,634
103,634

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Products  0.5%
Colgate-Palmolive  2,338,767 184,809
Procter & Gamble  1,021,446 146,384
331,193
Total Consumer Staples 434,827
FINANCIALS  7.9%
Capital Markets  1.4%
Charles Schwab  1,984,483 198,270
Goldman Sachs Group  308,397 271,081
Moody's  397,711 203,171
Morgan Stanley  1,684,145 298,986
971,508
Financial Services  5.3%
Adyen (EUR) (1) 73,203 118,045
Mastercard, Class A  2,695,279 1,538,681
Visa, Class A  5,687,087 1,994,518
3,651,244
Insurance  1.2%
Chubb  1,948,730 608,238
Marsh & McLennan  1,036,635 192,316
800,554
Total Financials 5,423,306
HEALTH CARE  6.8%
Health Care Equipment & Supplies  1.9%
Intuitive Surgical (1) 1,745,072 988,339
Medline, Class A (1) 1,441,000 60,522
Stryker  814,258 286,187
1,335,048
Health Care Providers & Services  0.7%
UnitedHealth Group  1,377,814 454,830
454,830
Life Sciences Tools & Services  1.1%
Danaher  1,620,867 371,049
Thermo Fisher Scientific  685,536 397,234
768,283
Pharmaceuticals  3.1%
Eli Lilly  1,992,039 2,140,804
2,140,804
Total Health Care 4,698,965

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  3.2%
Aerospace & Defense  2.0%
General Electric  3,987,748 1,228,346
TransDigm Group  122,042 162,298
1,390,644
Commercial Services & Supplies  0.3%
Cintas  730,420 137,370
Veralto  351,349 35,058
172,428
Electrical Equipment  0.7%
GE Vernova  691,901 452,206
452,206
Ground Transportation  0.2%
Old Dominion Freight Line  844,628 132,438
132,438
Total Industrials & Business Services 2,147,716
INFORMATION TECHNOLOGY  48.0%
Electronic Equipment, Instruments & Components  0.5%
TE Connectivity  1,383,414 314,740
314,740
IT Services  0.9%
Shopify, Class A (1) 4,010,290 645,536
645,536
Semiconductors & Semiconductor Equipment  21.1%
ASML Holding  527,309 564,147
Broadcom  9,727,542 3,366,703
Monolithic Power Systems  354,283 321,108
NVIDIA  51,969,078 9,692,233
Taiwan Semiconductor Manufacturing, ADR  1,327,399 403,383
Texas Instruments  887,413 153,957
14,501,531
Software  16.5%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $212,816 (1)(2)(3) 494,921 239,106
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $99,124 (1)(2)(3) 58,155 95,731
Crowdstrike Holdings, Class A (1) 552,514 258,997
Datadog, Class A (1) 750,940 102,120
Gusto, Acquisition Date: 10/4/21, Cost $32,574 (1)(2)(3) 1,131,497 27,495
Microsoft  16,753,126 8,102,147

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oracle  3,685,364 718,314
Palantir Technologies, Class A (1) 1,157,053 205,666
Roper Technologies  533,062 237,282
ServiceNow (1) 6,528,373 1,000,082
Synopsys (1) 713,071 334,944
11,321,884
Technology Hardware, Storage & Peripherals  9.0%
Apple  22,673,307 6,163,965
6,163,965
Total Information Technology 32,947,656
MATERIALS  0.6%
Chemicals  0.6%
Linde  453,302 193,283
Sherwin-Williams  658,265 213,298
Total Materials 406,581
UTILITIES  0.5%
Electric Utilities  0.5%
Constellation Energy  1,016,870 359,230
Total Utilities 359,230
Total Common Stocks (Cost $17,003,497) 67,875,644
CONVERTIBLE PREFERRED STOCKS  0.7%
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $6,254 (1)(2)(3) 3,669 6,040
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $699 (1)(2)(3) 410 675
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $77 (1)(2)(3) 45 74
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $14 (1)(2)(3) 8 13
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(2)(3) 525,810 99,904
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $93,418 (1)(2)(3) 1,271,268 241,541
Databricks, Series I, Acquisition Date: 9/14/23, Cost $10,421 (1)
(2)(3) 141,790 26,940
Gusto, Series E, Acquisition Date: 7/13/21, Cost $46,366 (1)(2)
(3) 1,525,418 37,067

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $22,225 (1)
(2)(3) 72,429 34,992
Total Information Technology 447,246
Total Convertible Preferred Stocks (Cost $210,561) 447,246
CORPORATE BONDS  0.2%
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (4)(5) 55,951,961 58,330
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (4)(5) 76,487,189 86,048
Total Corporate Bonds (Cost $121,138) 144,378
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 3.77% (6)(7) 289,989,306 289,989
Total Short-Term Investments (Cost $289,989) 289,989
Total Investments in Securities
100.1% of Net Assets
(Cost $17,625,185) $ 68,757,257
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $809,578 and represents 1.2% of net assets.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $144,378 and represents 0.2% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE Blue Chip Growth Fund

ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 15,160++
Totals $ —# $ — $ 15,160+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 339,765  ¤  ¤ $ 289,989
Total $ 289,989^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $15,160 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $289,989.

T. ROWE PRICE Blue Chip Growth Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $17,625,185) $ 68,757,257
Receivable for shares sold 40,548
Dividends and interest receivable 12,514
Foreign currency (cost $1) 1
Other assets 350
Total assets 68,810,670
Liabilities
Payable for shares redeemed 87,287
Investment management fees payable 32,212
Due to affiliates 759
Payable to directors 49
Other liabilities 4,861
Total liabilities 125,168
NET ASSETS $ 68,685,502

T. ROWE PRICE Blue Chip Growth Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 51,615,639
Paid-in capital applicable to 326,000,175 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 17,069,863
NET ASSETS $ 68,685,502
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $34,139,233; Shares outstanding:
162,319,301) $ 210.32
Advisor Class
(Net assets: $1,204,384; Shares outstanding: 5,951,545) $ 202.36
R Class
(Net assets: $764,619; Shares outstanding: 4,078,075) $ 187.49
I Class
(Net assets: $32,071,086; Shares outstanding:
151,303,704) $ 211.96
Z Class
(Net assets: $506,180; Shares outstanding: 2,347,550) $ 215.62

T. ROWE PRICE Blue Chip Growth Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,612) $ 318,359
.
  Interest 18,561
Securities lending 15
Other 36
Total income 336,971
Expenses
Investment management 354,730
Shareholder servicing
Investor Class $ 46,433
Advisor Class 1,885
R Class 1,267
I Class 3,812 53,397
Rule 12b-1 fees
Advisor Class 2,901
R Class 3,813 6,714
Prospectus and shareholder reports
Investor Class 658
Advisor Class 14
R Class 7
I Class 379 1,058
Custody and accounting 1,197
Registration 429
Directors 201
Legal and audit 33
Miscellaneous 214
Waived / paid by Price Associates (2,723)
Total expenses 415,250
Net investment loss (78,279)

T. ROWE PRICE Blue Chip Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 7,765,680
Futures (14,549)
Foreign currency transactions (2)
Net realized gain 7,751,129
Change in net unrealized gain / loss
Securities 3,516,506
Other assets and liabilities denominated in foreign currencies (780)
Change in net unrealized gain / loss 3,515,726
Net realized and unrealized gain / loss 11,266,855
INCREASE IN NET ASSETS FROM OPERATIONS $ 11,188,576

T. ROWE PRICE Blue Chip Growth Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (78,279) $ (41,769)
Net realized gain 7,751,129 8,075,585
Change in net unrealized gain / loss 3,515,726 10,448,674
Increase in net assets from operations 11,188,576 18,482,490
Distributions to shareholders
Net earnings
Investor Class (1,721,498) (2,722,969)
Advisor Class (63,051) (103,679)
R Class (42,966) (73,834)
I Class (1,601,959) (2,510,922)
Z Class (24,650) (44,252)
Decrease in net assets from distributions (3,454,124) (5,455,656)
Capital share transactions
*
Shares sold
Investor Class 7,429,726 4,779,416
Advisor Class 132,638 144,828
R Class 61,554 91,058
I Class 4,131,644 4,037,015
Z Class – 207
Distributions reinvested
Investor Class 1,642,185 2,597,816
Advisor Class 60,502 99,793
R Class 42,966 73,834
I Class 1,499,127 2,362,283
Z Class 24,650 44,252
Shares redeemed
Investor Class (10,936,276) (10,188,261)
Advisor Class (341,619) (404,555)
R Class (241,757) (231,508)
I Class (6,625,582) (7,287,260)
Z Class (83,301) (50,251)
Decrease in net assets from capital share
transactions (3,203,543) (3,931,333)

T. ROWE PRICE Blue Chip Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 4,530,909 9,095,501
Beginning of period 64,154,593 55,059,092
End of period $ 68,685,502 $ 64,154,593
*Share information (000s)
Shares sold
Investor Class 38,510 25,853
Advisor Class 706 838
R Class 355 558
I Class 20,835 22,517
Z Class – 1
Distributions reinvested
Investor Class 7,729 13,436
Advisor Class 296 534
R Class 227 424
I Class 7,002 12,145
Z Class 114 225
Shares redeemed
Investor Class (56,619) (56,163)
Advisor Class (1,806) (2,359)
R Class (1,396) (1,438)
I Class (33,696) (40,611)
Z Class (402) (291)
Decrease in shares outstanding (18,145) (24,331)

T. ROWE PRICE Blue Chip Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Blue Chip Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth
Fund, Inc. (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. The fund has five classes of shares: the Blue Chip Growth Fund, Inc. (Investor Class), the Blue Chip Growth
Fund–Advisor Class (Advisor Class), the Blue Chip Growth Fund–R Class
(R Class), the Blue Chip Growth Fund–I Class (I Class) and the Blue Chip
Growth Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class and R Class each operate under separate Board-approved Rule
12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Blue Chip Growth Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified

T. ROWE PRICE Blue Chip Growth Fund

from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $3,318,622,000 of net gain on
$3,688,307,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Blue Chip Growth Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE Blue Chip Growth Fund

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Blue Chip Growth Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2025, totaled $263,365,000 for the year ended December 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 67,395,267 $ 118,045 $ 362,332 $ 67,875,644
Convertible Preferred Stocks — — 447,246 447,246
Corporate Bonds — 144,378 — 144,378
Short-Term Investments 289,989 — — 289,989
Total $ 67,685,256 $ 262,423 $ 809,578 $ 68,757,257
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ 98,000 $ 51,516 $ 212,816 $ 362,332
Convertible Preferred Stocks 213,171 211,849 22,226 447,246
Total $ 311,171 $ 263,365 $ 235,042 $ 809,578

T. ROWE PRICE Blue Chip Growth Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31,
2025, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (14,549)
Total $ (14,549)

T. ROWE PRICE Blue Chip Growth Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management
tool;
or to adjust credit exposure. A
futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Blue Chip Growth Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $11,798,062,000 and
$14,806,636,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Blue Chip Growth Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the offset of the current net operating loss against realized gains.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 23,447 $ 271,368
Long-term capital gain 3,430,677 5,184,288
Total distributions $ 3,454,124 $ 5,455,656
($000s)
Cost of investments $ 17,727,458
Unrealized appreciation $ 51,662,443
Unrealized depreciation (631,853)
Net unrealized appreciation (depreciation) $ 51,030,590

T. ROWE PRICE Blue Chip Growth Fund

At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 177,913
Undistributed long-term capital gain 407,136
Net unrealized appreciation (depreciation) 51,030,590
Total distributable earnings (loss) $ 51,615,639

T. ROWE PRICE Blue Chip Growth Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee.
The individual fund fee is equal to 0.30% of the fund’s average daily net assets up to $15 billion and 0.255% of the fund’s average daily net assets in excess of
$15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Blue Chip Growth Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.90% 1.15% 1.40% 0.05% 0.00%
Expense
limitation date 02/29/28 02/29/28 02/29/28 02/29/28 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(2,723)

T. ROWE PRICE Blue Chip Growth Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $10,783,000 for T. Rowe Price
Services, Inc.; and $2,359,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $536,000 for shareholder servicing costs related to the college savings plans, of which $73,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 5% of the outstanding shares of the I Class were held by college savings plans.

T. ROWE PRICE Blue Chip Growth Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 83,114 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 365,602 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Blue Chip Growth Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Blue Chip Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Blue Chip
Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Blue Chip Growth Fund, Inc.
(the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Blue Chip Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Blue Chip Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$4,638,004,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $294,695,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $268,429,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F93-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026